Cipperman & Company LLC

480 Swedesford Road, Suite 300

Wayne, PA 19087

May 6, 2015

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE: Cheswold Lane Funds (Registration Nos. 333-133392; 811-21891)

Ladies and Gentlemen:

On behalf of Cheswold Lane Funds (the “Company”), in lieu of filing the form of Prospectus and Statement of Additional Information as required by Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement on Form N-1A (i.e., Post-Effective Amendment No. 13 to the Company’s Registration Statement). Post-Effective Amendment No. 13 was filed electronically via EDGAR on April 30, 2015.

If you have any questions regarding this letter, please do not hesitate to contact me at 484-200-5943.

Very truly yours,

/s/ Michael T. Pellegrino, Esq.